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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Balanced Fund, for the six months ended September 30, 2006. This one series has a March 31 fiscal year end.

Date of reporting period: September 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Balanced Fund

Evergreen

BALANCED FUND

Semiannual Report
as of September 30, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
40	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Balanced Fund, covering the six-month period ended September 30, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Early in the period, investors worried about rapidly rising oil and commodity prices and the effects of the U.S. Federal Reserve Board's ("Fed") persistent efforts to raise short-term interest rates to slow the economy. During the second half of the period, though, declining oil and commodity prices encouraged investors, especially after the Fed paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that the slowing housing market might start to be a drag on the general economy.

After growing robustly in the early part of the year, the economic expansion appeared to be decelerating in the second quarter of 2006. Growth in Gross Domestic Product declined to a moderate level of 2.5% for the quarter, and there was growing evidence of a continuing moderation in the economic expansion during the third quarter. Industrial production, for example, declined by 0.6% in September, pulled down by a 2.1% reduction in motor vehicle production. In addition, housing data continued to come in at much weaker levels than those experienced in the previous twelve months. Business investment, especially for technology, remained strong, however, and falling gasoline prices, coupled with solid employment, helped partially offset the weakness in housing.

Stocks generally declined in value over the first three months of the period before rallying in the second half of the period. Fixed income securities tended to produce flat returns during the first three

LETTER TO SHAREHOLDERS continued

months, with bond coupon income compensating for some loss of price. During the second half of the period, the Fed let the influential fed funds rate remain level at 5.25% and bond investors overall, took encouragement from evidence that inflationary pressures were receding. As a result, interest rates of longer-maturity securities generally declined and the bond market produced positive returns.

In managing the equity portion of Evergreen's Balanced Fund, portfolio managers emphasized companies that had demonstrated an ability to sustain earnings and cash flow growth despite the moderating economic environment. They focused on growth stocks, with modest overweights in health care and information technology. The fund's fixed income managers kept the portfolio well diversified, with an underweighting of corporate bonds, an overweight position in commercial mortgage-backed securities and a neutral posture with respect to interest-rate sensitivity.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to balanced funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

• The Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

• Effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisors:

• Evergreen International Advisors

• Tattersall Advisory Group, Inc

Portfolio Managers:

• Walter T. McCormick, CFA

• Anthony Norris

• Peter Wilson

• Lisa Brown-Premo

• Robert A. Calhoun, CFA

• Gary Pzegeo, CFA

• Michael Lee

• Alex Perrin

• Parham M. Behrooz, CFA

• Mehmet Camurdan, CFA

• Eric R. Harper, CFA

• Christopher Kauffman, CFA

• Todd C. Kuimjian, CFA

• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

6-month return with sales charge	-3.76%	-3.30%	0.72%	N/A

6-month return w/o sales charge	2.08%	1.70%	1.72%	2.13%

Average annual return*

1-year with sales charge	0.38%	0.88%	4.80%	N/A

1-year w/o sales charge	6.55%	5.88%	5.80%	6.90%

5-year	4.28%	4.37%	4.74%	5.75%

10-year	5.56%	5.49%	5.50%	6.40%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Balanced Fund Class A shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of September 30, 2006, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,020.80	$ 5.02
Class B	$ 1,000.00	$ 1,015.89	$ 8.54
Class C	$ 1,000.00	$ 1,017.17	$ 8.55
Class I	$ 1,000.00	$ 1,021.28	$ 3.50
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.10	$ 5.01
Class B	$ 1,000.00	$ 1,016.60	$ 8.54
Class C	$ 1,000.00	$ 1,016.60	$ 8.54
Class I	$ 1,000.00	$ 1,021.61	$ 3.50

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.99% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.90	$8.30	$8.20	$ 6.91	$ 8.06	$8.16

Income from investment operations
Net investment income (loss)	0.09	0.18	0.14	0.12	0.17[1]	0.18 [1]
Net realized and unrealized gains or losses on investments	0.09	0.58	0.13	1.32	(1.16)	(0.10)

Total from investment operations	0.18	0.76	0.27	1.44	(0.99)	0.08

Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.17)	(0.15)	(0.16)	(0.18)

Net asset value, end of period	$8.99	$8.90	$8.30	$ 8.20	$ 6.91	$8.06

Total return [2]	2.08%	9.14%	3.29%	20.90%	(12.36%)	0.99%

Ratios and supplemental data
Net assets, end of period (millions)	$ 932	$ 986	$ 592	$ 688	$ 672	$ 880
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.99% [3]	0.99%	1.00%	1.00%	0.98%	0.97%
Expenses excluding waivers/reimbursements
and expense reductions	1.03% [3]	1.03%	1.00%	1.00%	0.98%	0.97%
Net investment income (loss)	2.09% [3]	1.91%	1.85%	1.59%	2.29%	2.18%
Portfolio turnover rate	37%	77%	103%	122%	125%	243%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.90	$8.30	$8.20	$ 6.91	$ 8.06	$8.17

Income from investment operations
Net investment income (loss)	0.06 [1]	0.11 [1]	0.09 [1]	0.07 [1]	0.11 [1]	0.12 [1]
Net realized and unrealized gains or losses on investments	0.09	0.59	0.12	1.31	(1.16)	(0.11)

Total from investment operations	0.15	0.70	0.21	1.38	(1.05)	0.01

Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.11)	(0.09)	(0.10)	(0.12)

Net asset value, end of period	$8.99	$8.90	$8.30	$ 8.20	$ 6.91	$8.06

Total return [2]	1.70%	8.45%	2.55%	20.06%	(13.03%)	0.10%

Ratios and supplemental data
Net assets, end of period (millions)	$ 136	$ 190	$ 77	$ 98	$ 92	$ 118
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69% [3]	1.69%	1.70%	1.70%	1.73%	1.72%
Expenses excluding waivers/reimbursements
and expense reductions	1.73% [3]	1.73%	1.70%	1.70%	1.73%	1.72%
Net investment income (loss)	1.38% [3]	1.22%	1.15%	0.89%	1.54%	1.44%
Portfolio turnover rate	37%	77%	103%	122%	125%	243%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.90	$8.32	$8.21	$ 6.93	$ 8.08	$8.18

Income from investment operations
Net investment income (loss)	0.06	0.11	0.09	0.06 [1]	0.11 [1]	0.11 [1]
Net realized and unrealized gains or losses on investments	0.09	0.57	0.13	1.32	(1.16)	(0.09)

Total from investment operations	0.15	0.68	0.22	1.38	(1.05)	0.02

Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.11)	(0.10)	(0.10)	(0.12)

Net asset value, end of period	$8.99	$8.90	$8.32	$ 8.21	$ 6.93	$8.08

Total return [2]	1.72%	8.26%	2.70%	19.91%	(12.98%)	0.22%

Ratios and supplemental data
Net assets, end of period (millions)	$ 77	$ 85	$ 16	$ 16	$ 11	$ 11
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69% [3]	1.69%	1.70%	1.70%	1.73%	1.72%
Expenses excluding waivers/reimbursements
and expense reductions	1.73% [3]	1.73%	1.70%	1.70%	1.73%	1.72%
Net investment income (loss)	1.39% [3]	1.22%	1.16%	0.83%	1.54%	1.42%
Portfolio turnover rate	37%	77%	103%	122%	125%	243%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS I [1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.87	$8.27	$8.16	$ 6.89	$ 8.03	$8.15

Income from investment operations
Net investment income (loss)	0.10	0.19	0.16	0.15	0.18 [2]	0.20 [2]
Net realized and unrealized gains or losses on investments	0.09	0.59	0.14	1.29	(1.15)	(0.12)

Total from investment operations	0.19	0.78	0.30	1.44	(0.97)	0.08

Distributions to shareholders from
Net investment income	(0.11)	(0.18)	(0.19)	(0.17)	(0.17)	(0.20)

Net asset value, end of period	$8.95	$8.87	$8.27	$ 8.16	$ 6.89	$8.03

Total return	2.13%	9.47%	3.74%	21.03%	(12.07%)	1.00%

Ratios and supplemental data
Net assets, end of period (millions)	$ 236	$ 267	$ 136	$ 216	$ 188	$ 9
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.69% [3]	0.69%	0.70%	0.70%	0.73%	0.72%
Expenses excluding waivers/reimbursements
and expense reductions	0.73% [3]	0.73%	0.70%	0.70%	0.73%	0.72%
Net investment income (loss)	2.38% [3]	2.21%	2.13%	1.91%	2.61%	2.44%
Portfolio turnover rate	37%	77%	103%	122%	125%	243%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Class I shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.3%
FIXED-RATE 2.3%
FNMA:
4.68%, 11/01/2012	$ 2,109,331	$2,059,482
4.87%, 05/01/2013	2,451,151	2,408,621
5.85%, 02/01/2009	403,408	406,112
6.13%, 09/01/2008	1,539,818	1,551,147
6.19%, 07/01/2011	2,866,930	2,964,611
6.35%, 05/01/2011	1,416,183	1,433,924
6.40%, 06/01/2009	4,064,883	4,147,409
6.54%, 12/01/2007	443,813	445,596
6.79%, 07/01/2009	2,063,727	2,123,981
6.80%, 01/01/2007	4,866,623	4,856,878
6.91%, 07/01/2009	1,858,122	1,917,170
7.21%, 05/01/2007	1,264,332	1,262,204
7.29%, 12/01/2010	1,492,129	1,591,331
7.53%, 05/01/2007	4,041,558	4,040,305

Total Agency Commercial Mortgage-Backed Securities (cost $33,085,764)		31,208,771

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.9%
FIXED-RATE 3.9%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031	4,545,000	4,405,934
Ser. 2647, Class PC, 5.00%, 11/15/2031	3,910,000	3,794,365
Ser. 2656, Class BG, 5.00%, 10/15/2032	4,345,000	4,220,881
Ser. 2695, Class BG, 4.50%, 04/15/2032	950,000	894,863
Ser. 2752, Class PE, 5.00%, 02/15/2028	3,172,000	3,124,379
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,083,032
Ser. 2873, Class PD, 5.50%, 12/15/2030	2,755,000	2,739,598
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	2,008,604
Ser. 3059, Class CD, 5.00%, 04/15/2031	6,186,000	6,014,673
Ser. 3079, Class MD, 5.00%, 03/15/2034	3,920,000	3,741,033
Ser. 3102, Class PJ, 5.00%, 05/15/2034	3,955,000	3,768,124
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	4,608,701	4,678,852
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	5,600,000	5,422,383
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	6,660,764	6,613,465

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $54,669,382)		54,510,186

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 4.8%
FIXED-RATE 4.8%
FHLMC:
4.50%, 04/01/2035	2,296,193	2,147,417
5.00%, 04/01/2021 - 12/01/2035	11,277,560	10,876,943
5.50%, 08/01/2035	3,315,099	3,271,955
6.50%, 06/01/2029 - 07/01/2031	52,717	54,043
FHLMC 30 year, 5.00%, TBA #	1,810,000	1,740,994

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
5.00%, 12/01/2019 - 01/01/2021	$ 10,260,368	$10,112,661
5.50%, 02/01/2035 - 04/01/2036	9,190,336	9,063,497
5.51%, 02/01/2036	4,425,023	4,422,107
5.79%, 09/01/2036 # (h)	2,900,000	2,922,620
6.50%, 04/01/2017	1,004,475	1,027,202
7.00%, 05/01/2032 - 06/01/2032	2,306,412	2,374,550
7.50%, 12/01/2030 - 10/01/2031	1,491,475	1,546,348
9.00%, 08/01/2014	599,172	644,005
FNMA 15 year, 5.00%, TBA #	840,000	825,562
FNMA 30 year:
5.50%, TBA #	8,995,000	8,862,881
6.00%, TBA #	4,645,000	4,666,776
GNMA, 4.50%, 07/20/2030	917,899	921,445

		65,481,006

FLOATING-RATE 0.0%
GNMA, 4.50%, 09/20/2029	306,888	307,396

Total Agency Mortgage-Backed Pass Through Securities (cost $65,546,330)		65,788,402

ASSET-BACKED SECURITIES 0.8%
Deutsche Alt-A Securities, Inc. Mtge. Loan Trust., Ser. 2005-3, Class 4A5, 5.25%,
06/25/2035	2,980,000	2,954,143
Lehman XS Trust:
Ser. 2005-1, Class 3A3A, 5.11%, 07/25/2035	2,350,000	2,194,657
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,758,416
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	2,560,000	2,481,873

Total Asset-Backed Securities (cost $11,514,566)		11,389,089

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
FIXED-RATE 2.2%
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	1,957,121	1,899,646
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	520,000	505,268
Credit Suisse First Boston Comml. Mtge. Pass-Through Cert., Ser. 2003-C3,
Class A5, 3.94%, 05/15/2038	6,980,000	6,481,590
LB-UBS Comml. Mtge. Trust:
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	6,042,000	5,705,440
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	5,800,000	5,611,516
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	6,715,000	6,691,767
Morgan Stanley Capital I, Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	3,870,000	3,724,551

Total Commercial Mortgage-Backed Securities (cost $30,562,777)		30,619,778

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 5.9%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.0%
Ford Motor Co., 7.45%, 07/16/2031	$ 100,000	$77,750

Diversified Consumer Services 0.0%
Service Corporation International, 8.00%, 06/15/2017 144A	175,000	168,438

Hotels, Restaurants & Leisure 0.0%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	100,000	95,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	100,000	94,375
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	93,125
Seneca Gaming Corp., 7.25%, 05/01/2012	250,000	251,250

		534,250

Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	50,000	46,000

Media 0.4%
CSC Holdings, Inc., 7.625%, 04/01/2011	130,000	134,063
Lamar Media Corp., 6.625%, 08/15/2015	250,000	240,937
LIN TV Corp., 6.50%, 05/15/2013	250,000	234,375
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A #	150,000	149,813
Mediacom Communications Corp., 9.50%, 01/15/2013	250,000	256,875
MediaNews Group, Inc., 6.375%, 04/01/2014	250,000	221,875
R.H. Donnelley Corp., 10.875%, 12/15/2012	250,000	276,250
Shaw Communications, Inc., Class B, 7.20%, 12/15/2011	250,000	257,500
Time Warner, Inc., 7.625%, 04/15/2031	2,950,000	3,268,281

		5,039,969

Multi-line Retail 0.4%
Marks & Spencer Group plc, 5.625%, 03/24/2014	1,000,000	1,868,663
May Department Stores Co.:
6.90%, 01/15/2032	2,500,000	2,567,897
7.45%, 09/15/2011	1,000,000	1,066,284
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	106,750

		5,609,594

Specialty Retail 0.1%
Central Garden & Pet Co., 9.125%, 02/01/2013	250,000	260,625
Payless ShoeSource, Inc., 8.25%, 08/01/2013	100,000	102,250
United Auto Group, Inc., 9.625%, 03/15/2012	250,000	266,250

		629,125

Textiles, Apparel & Luxury Goods 0.0%
Levi Strauss & Co., 9.75%, 01/15/2015	125,000	130,312
Warnaco Group, Inc., 8.875%, 06/15/2013	250,000	260,000

		390,312

CONSUMER STAPLES 0.5%
Beverages 0.2%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	7,930,000	3,604,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	$ 250,000	$255,000
Ingles Markets, Inc., 8.875%, 12/01/2011	250,000	261,875
Rite Aid Corp., 8.125%, 05/01/2010	250,000	251,875

		768,750

Food Products 0.2%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	250,000	257,500
Dean Foods Co., 6.625%, 05/15/2009	250,000	252,188
Del Monte Foods Co., 8.625%, 12/15/2012	250,000	263,437
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,061,894

		2,835,019

Household Products 0.0%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	250,000	240,625

ENERGY 0.3%
Energy Equipment & Services 0.1%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	250,000	234,687
Offshore Logistics, Inc., 6.125%, 06/15/2013	250,000	235,625
Parker Drilling Co., 9.625%, 10/01/2013	250,000	273,750

		744,062

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	250,000	245,625
El Paso Production Holding Co., 7.75%, 06/01/2013	250,000	256,875
Exco Resources, Inc., 7.25%, 01/15/2011	250,000	245,625
Ferrellgas Partners, LP, 6.75%, 05/01/2014	250,000	245,625
Forest Oil Corp., 7.75%, 05/01/2014	250,000	253,750
Frontier Oil Corp., 6.625%, 10/01/2011	250,000	251,250
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,000,000	1,099,614
Peabody Energy Corp., 6.875%, 03/15/2013	170,000	168,300
Plains Exploration & Production Co., 8.75%, 07/01/2012	250,000	265,625
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	250,625
Tesoro Corp., 6.625%, 11/01/2015 144A	250,000	241,875
Williams Cos., 7.125%, 09/01/2011	250,000	257,500

		3,782,289

FINANCIALS 2.6%
Capital Markets 1.1%
Bank of New York Co., 7.30%, 12/01/2009	3,675,000	3,903,901
Goldman Sachs Group, Inc.:
6.875%, 01/15/2011	2,075,000	2,201,270
7.35%, 10/01/2009	3,085,000	3,272,099
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,588,106
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	2,650,000	2,574,941

		15,540,317

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 0.3%
U.S. Bancorp, 6.375%, 08/01/2011	$ 2,000,000	$2,101,258
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,422,776

		4,524,034

Consumer Finance 0.8%
American General Finance Corp., 3.875%, 10/01/2009	1,700,000	1,644,279
Ford Motor Credit Co., 5.70%, 01/15/2010	250,000	231,130
General Electric Capital Corp., 6.125%, 02/22/2011	1,060,000	1,100,823
General Motors Acceptance Corp., 5.625%, 05/15/2009	250,000	243,938
HSBC Finance Corp.:
4.75%, 05/15/2009	1,500,000	1,487,305
5.70%, 06/01/2011	2,000,000	2,037,774
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	227,500
Sprint Capital Corp., 6.875%, 11/15/2028	3,205,000	3,257,386

		10,230,135

Diversified Financial Services 0.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013	250,000	241,250

Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	250,000	257,500

Real Estate Investment Trusts 0.1%
Omega Healthcare Investors, Inc., 7.00%, 01/15/2016	50,000	49,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	200,000	198,000
Ventas, Inc., 7.125%, 06/01/2015	250,000	258,437

		505,937

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	102,000	109,395
EOP Operating, LP:
6.75%, 02/15/2008	500,000	508,758
7.00%, 07/15/2011	3,250,000	3,443,804

		4,061,957

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	100,000	107,500
HCA, Inc., 6.375%, 01/15/2015	70,000	56,700
Omnicare, Inc., 6.125%, 06/01/2013	250,000	237,500
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	195,250

		596,950

Pharmaceuticals 0.0%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	100,000	97,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.3%
Commercial Services & Supplies 0.1%
Adesa, Inc., 7.625%, 06/15/2012	$ 100,000	$99,000
Allied Waste North America, Inc., 6.375%, 04/15/2011	250,000	245,000
Corrections Corporation of America, 6.25%, 03/15/2013	250,000	246,250
Geo Group, Inc., 8.25%, 07/15/2013	155,000	155,775

		746,025

Machinery 0.0%
Case New Holland, Inc., 9.25%, 08/01/2011	250,000	266,250
Manitowoc Co., Inc., 7.125%, 11/01/2013 (h)	75,000	74,250
Terex Corp., 7.375%, 01/15/2014	150,000	151,500

		492,000

Road & Rail 0.2%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	250,000	243,750
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	2,500,000	2,575,690

		2,819,440

Trading Companies & Distributors 0.0%
Ashtead Group plc, 9.00%, 08/15/2016 144A	75,000	78,375
United Rentals, Inc., 6.50%, 02/15/2012	250,000	242,500

		320,875

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
Iron Mountain, Inc., 8.625%, 04/01/2013	100,000	102,750
SunGard Data Systems, Inc., 4.875%, 01/15/2014	250,000	217,500
Unisys Corp., 8.00%, 10/15/2012	200,000	188,000

		508,250

MATERIALS 0.1%
Chemicals 0.1%
Equistar Chemicals, LP, 10.625%, 05/01/2011	100,000	107,750
Lyondell Chemical Co., 10.50%, 06/01/2013	100,000	110,500
Tronox Worldwide, LLC, 9.50%, 12/01/2012	250,000	257,812
Westlake Chemical Corp., 6.625%, 01/15/2016	70,000	66,850

		542,912

Containers & Packaging 0.0%
Crown Americas, Inc., 7.75%, 11/15/2015	250,000	254,375
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	250,000	238,750

		493,125

Metals & Mining 0.0%
United States Steel Corp., 10.75%, 08/01/2008	110,000	119,488

Paper & Forest Products 0.0%
Boise Cascade, LLC, 7.125%, 10/15/2014	100,000	93,750
Bowater, Inc., 6.50%, 06/15/2013	125,000	111,563

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products continued
Buckeye Technologies, Inc., 8.50%, 10/01/2013	$ 100,000	$100,750
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	100,000	101,125
11.375%, 08/01/2016 144A	50,000	49,875

		457,063

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Citizens Communications Co., 6.25%, 01/15/2013	250,000	244,375
Embarq Corp., 7.08%, 06/01/2016	250,000	255,468
Insight Midwest, LP, 10.50%, 11/01/2010	250,000	260,000
Level 3 Communications, Inc., 6.375%, 10/15/2015	250,000	244,375
Qwest Communications International, Inc., 7.875%, 09/01/2011	250,000	263,750
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,682,681
Verizon Communications, Inc., 5.875%, 01/17/2012	1,750,000	1,769,674

		6,720,323

Wireless Telecommunication Services 0.0%
Rural Cellular Corp., 8.25%, 03/15/2012	250,000	258,750
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	200,000	195,904

		454,654

UTILITIES 0.6%
Electric Utilities 0.5%
Aquila, Inc., 14.875%, 07/01/2012	250,000	329,375
DPL, Inc., 6.875%, 09/01/2011	250,000	264,431
Edison International, 7.73%, 06/15/2009	250,000	258,125
El Paso Electric Co., 7.80%, 08/01/2031	125,000	128,750
Mirant North America Corp, LLC, 7.375%, 12/31/2013	250,000	251,563
NRG Energy, Inc., 7.25%, 02/01/2014	250,000	248,750
Reliant Energy, Inc., 6.75%, 12/15/2014	250,000	239,063
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	4,500,000	4,498,357

		6,218,414

Gas Utilities 0.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	250,000	252,458

Independent Power Producers & Energy Traders 0.1%
AES Corp., 7.75%, 03/01/2014	250,000	261,250
Dynegy, Inc., 8.375%, 05/01/2016	250,000	255,625
Tenaska, Inc., 7.00%, 06/30/2021 144A	244,309	240,623

		757,498

Multi-Utilities 0.0%
CMS Energy Corp., 7.50%, 01/15/2009	250,000	258,750

Total Corporate Bonds (cost $79,306,297)		81,686,963

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 2.4%
CONSUMER DISCRETIONARY 0.1%
Auto Components 0.1%
TRW Automotive Holdings Corp., 10.125%, 02/15/2013 EUR	400,000	$559,795

CONSUMER STAPLES 0.3%
Beverages 0.1%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	602,236

Food & Staples Retailing 0.1%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	400,000	529,699
Tesco plc, 3.875%, 03/24/2011 EUR	790,000	998,042

		1,527,741

Tobacco 0.1%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	1,000,000	1,884,470

FINANCIALS 1.6%
Capital Markets 0.1%
Morgan Stanley, 5.33%, 11/14/2013 GBP	1,000,000	1,882,608

Commercial Banks 0.7%
European Investment Bank:
6.50%, 09/10/2014 NZD	4,500,000	2,915,621
8.00%, 10/21/2013 ZAR	10,500,000	1,292,660
Landwirtschaftliche Rentenbank:
4.30%, 01/24/2016 CAD	3,000,000	2,691,175
5.75%, 01/21/2015 AUD	3,400,000	2,497,528

		9,396,984

Consumer Finance 0.0%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	400,000	559,084

Diversified Financial Services 0.4%
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	4,000,000	2,944,463
GIE Suez Alliance, 4.25%, 06/24/2010 EUR	1,160,000	1,487,998
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	400,000	550,025

		4,982,486

Thrifts & Mortgage Finance 0.4%
Nykredit, 5.00%, 10/01/2035 DKK	31,500,000	5,364,302

INDUSTRIALS 0.2%
Road & Rail 0.2%
Network Rail Infrastructure, Ltd., 4.50%, 03/14/2008 GBP	1,500,000	2,784,324

MATERIALS 0.0%
Containers & Packaging 0.0%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	400,000	492,294

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, FRN, 7.75%, 03/14/2011 GBP	1,000,000	$2,026,732
Telenet Communications, Inc., 9.00%, 12/15/2013 EUR	298,800	422,716

		2,449,448

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency
Indicated) (cost $32,042,864)		32,485,772

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 4.5%
Australia, 6.00%, 02/15/2017 AUD	7,250,000	5,619,473
Canada:
4.25%, 12/01/2026 CAD	4,245,206	5,458,339
4.40%, 03/08/2016 CAD	2,925,000	2,642,392
4.60%, 09/15/2011 CAD	1,250,000	1,147,826
5.00%, 06/01/2014 CAD	2,849,000	2,722,341
Denmark, 7.00%, 11/10/2024 DKK	22,400,000	5,335,430
Hong Kong, 4.23%, 03/21/2011 HKD	25,100,000	3,277,177
Korea:
4.75%, 06/10/2009 KRW	2,136,000,000	2,266,984
5.25%, 09/10/2015 KRW	1,020,000,000	1,120,195
Mexico, 10.00%, 12/05/2024 MXN	33,000,000	3,425,338
New Zealand, 6.50%, 04/15/2013 NZD	4,300,000	2,908,640
Norway, 4.25%, 05/19/2017 NOK	34,000,000	5,282,070
Poland, 4.25%, 05/24/2011 PLN	4,510,000	1,375,283
Singapore, 3.625%, 07/01/2014 SGD	5,000,000	3,248,931
Sweden:
3.00%, 07/12/2016 SEK	42,000,000	5,433,195
5.50%, 10/08/2012 SEK	35,000,000	5,266,860
United Kingdom, 1.27%, 11/22/2017 GBP	3,100,000	5,667,813

Total Foreign Bonds-Government (Principal Amount Denominated in
Currency Indicated) (cost $61,147,416)		62,198,287

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds, 7.25%, 08/15/2022	$ 15,110,000	19,129,502
U.S. Treasury Notes, 2.00%, 01/15/2016	3,413,583	3,336,245

Total U.S. Treasury Obligations (cost $21,489,759)		22,465,747

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.7%
FLOATING-RATE 0.5%
Banc of America Funding Corp., 5.75%, 07/20/2036	2,850,000	2,871,432
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%,
05/25/2035	3,255,000	3,178,704

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
Wachovia Bank Comml. Mtge. Trust, Ser. 2004 C-11 Class A, 5.22%,
01/15/2041	$ 4,070,000	$4,040,780

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $9,981,776)		10,090,916

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.8%
FIXED-RATE 0.5%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.61%,
07/25/2036	6,248,207	6,305,503

FLOATING-RATE 0.3%
IndyMac Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.88%, 06/25/2036	4,921,373	4,915,517

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $11,097,963)		11,221,020

YANKEE OBLIGATIONS-CORPORATE 0.3%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Rogers Cable, Inc., 5.50%, 03/15/2014	250,000	236,250

MATERIALS 0.2%
Chemicals 0.0%
NOVA Chemicals Corp., 6.50%, 01/15/2012	250,000	236,250

Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,503,017
Novelis, Inc., FRN, 7.25%, 02/15/2015 144A	100,000	95,500

		2,598,517

Paper & Forest Products 0.0%
Abitibi-Consolidated Inc., 8.375%, 04/01/2015	125,000	114,375

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Intelsat, Ltd., 9.25%, 06/15/2016 144A	250,000	264,063

Total Yankee Obligations-Corporate (cost $3,328,990)		3,449,455

	Shares	Value

COMMON STOCKS 67.5%
CONSUMER DISCRETIONARY 5.8%
Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A *	184,794	9,099,257

Hotels, Restaurants & Leisure 0.4%
OSI Restaurant Partners, Inc.	190,905	6,053,597

Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	325,653	10,459,974

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.4%
Interpublic Group of Cos. *	241	$2,386
News Corp., Class A	341,434	6,709,178
Omnicom Group, Inc.	141,846	13,276,785
Time Warner, Inc.	367,103	6,692,288
Walt Disney Co.	212,535	6,569,457

		33,250,094

Multi-line Retail 0.5%
J.C. Penney Co., Inc.	107,854	7,376,135

Specialty Retail 1.0%
Best Buy Co., Inc.	195,146	10,452,020
Chico's FAS, Inc. *	165,198	3,556,713

		14,008,733

CONSUMER STAPLES 6.3%
Beverages 1.4%
Diageo plc	361,800	6,389,379
Diageo plc, ADR	49,043	3,484,015
PepsiCo, Inc.	136,474	8,906,293

		18,779,687

Food & Staples Retailing 2.0%
BJ's Wholesale Club, Inc. *	215,700	6,294,126
Wal-Mart Stores, Inc.	437,477	21,576,366

		27,870,492

Household Products 1.8%
Procter & Gamble Co.	397,932	24,663,825

Tobacco 1.1%
Altria Group, Inc.	202,922	15,533,679

ENERGY 6.6%
Energy Equipment & Services 1.3%
Schlumberger, Ltd.	208,894	12,957,695
Weatherford International, Ltd. *	115,636	4,824,334

		17,782,029

Oil, Gas & Consumable Fuels 5.3%
Apache Corp.	162,927	10,296,986
BP plc, ADR	190,100	12,466,758
ConocoPhillips	89,936	5,353,890
Exxon Mobil Corp.	485,727	32,592,282
Massey Energy Co.	126,376	2,646,314
Occidental Petroleum Corp.	130,428	6,274,891
Peabody Energy Corp.	97,394	3,582,151

		73,213,272

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 14.3%
Capital Markets 3.8%
Goldman Sachs Group, Inc.	49,207	$8,324,348
Legg Mason, Inc.	103,402	10,429,126
Merrill Lynch & Co., Inc.	123,687	9,674,797
Morgan Stanley	160,780	11,722,470
State Street Corp.	103,936	6,485,606
T. Rowe Price Group, Inc.	112,134	5,365,612

		52,001,959

Commercial Banks 1.8%
U.S. Bancorp	352,880	11,722,674
Wells Fargo & Co.	358,930	12,986,087

		24,708,761

Consumer Finance 1.1%
American Express Co.	166,383	9,330,759
Capital One Financial Corp.	74,606	5,868,508

		15,199,267

Diversified Financial Services 5.7%
Bank of America Corp.	521,407	27,931,773
Citigroup, Inc.	674,188	33,486,918
JPMorgan Chase & Co.	367,519	17,258,692

		78,677,383

Insurance 1.9%
American International Group, Inc.	174,890	11,588,211
Hartford Financial Services Group, Inc.	94,998	8,241,077
Prudential Financial, Inc.	89,592	6,831,390

		26,660,678

HEALTH CARE 11.4%
Biotechnology 1.5%
Amgen, Inc. *	140,261	10,032,870
Biogen Idec, Inc. *	258,684	11,558,001

		21,590,871

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	256,315	11,652,080
Medtronic, Inc.	97,019	4,505,562
St. Jude Medical, Inc. *	171,804	6,062,963
Zimmer Holdings, Inc. *	120,048	8,103,240

		30,323,845

Health Care Providers & Services 2.0%
Aetna, Inc.	239,477	9,471,315
Caremark Rx, Inc.	207,554	11,762,085
WellPoint, Inc. *	82,034	6,320,720

		27,554,120

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.7%
Abbott Laboratories	174,941	$8,495,135
Bristol-Myers Co.	574,344	14,312,652
Johnson & Johnson	295,208	19,170,807
Novartis AG, ADR	95,295	5,569,040
Pfizer, Inc.	722,172	20,480,798
Wyeth	207,533	10,550,978

		78,579,410

INDUSTRIALS 5.9%
Aerospace & Defense 1.7%
Lockheed Martin Corp.	176,630	15,200,778
United Technologies Corp.	135,008	8,552,757

		23,753,535

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	119,728	8,613,232

Commercial Services & Supplies 0.4%
Cintas Corp.	135,477	5,531,526

Industrial Conglomerates 2.0%
General Electric Co.	755,473	26,668,197

Machinery 1.2%
Deere & Co.	59,916	5,027,551
Pall Corp.	385,517	11,877,779

		16,905,330

INFORMATION TECHNOLOGY 12.4%
Communications Equipment 3.6%
Cisco Systems, Inc. *	838,303	19,280,969
Motorola, Inc.	475,664	11,891,600
QUALCOMM, Inc.	499,933	18,172,565

		49,345,134

Computers & Peripherals 1.5%
Dell, Inc. *	418,638	9,561,692
Hewlett-Packard Co.	306,141	11,232,313

		20,794,005

Internet Software & Services 1.5%
eBay, Inc. *	225,740	6,401,986
Google, Inc., Class A *	36,800	14,789,920

		21,191,906

IT Services 1.2%
Accenture, Ltd., Class A *	258,874	8,208,895
Automatic Data Processing, Inc.	168,239	7,964,434

		16,173,329

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.1%
Altera Corp. *	508,886	$9,353,325
Intel Corp.	602,369	12,390,730
Texas Instruments, Inc.	232,747	7,738,838

		29,482,893

Software 2.5%
Microsoft Corp.	542,126	14,816,304
Oracle Corp. *	1,095,806	19,439,598

		34,255,902

MATERIALS 1.1%
Chemicals 0.7%
Air Products & Chemicals, Inc.	153,484	10,186,733

Paper & Forest Products 0.4%
Weyerhaeuser Co.	83,348	5,128,403

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	245,980	8,009,109
Verizon Communications, Inc.	160,535	5,960,664

		13,969,773

Wireless Telecommunication Services 1.0%
Alltel Corp.	114,380	6,348,090
Sprint Nextel Corp.	432,763	7,421,886

		13,769,976

UTILITIES 1.7%
Electric Utilities 0.8%
DPL, Inc.	208,831	5,663,496
Exelon Corp.	90,581	5,483,774

		11,147,270

Independent Power Producers & Energy Traders 0.6%
TXU Corp.	124,872	7,806,997

Multi-Utilities 0.3%
PG&E Corp.	114,330	4,761,845

Total Common Stocks (cost $718,703,926)		932,873,054

MUTUAL FUND SHARES 0.7%
MFS Government Markets Income Trust	128,400	834,600
MFS Intermediate Income Trust	238,325	1,463,315
Putnam Master Intermediate Income Trust	209,500	1,288,425
Putnam Premier Income Trust	293,700	1,829,751
Smith Barney High Income Opportunity Fund	389,600	2,481,752
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	113,700	1,322,331

Total Mutual Fund Shares (cost $9,011,123)		9,220,174

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional U.S. Government Money Market Fund ø ##
(cost $37,152,748)	37,152,748	$ 37,152,748

Total Investments (cost $1,178,641,681) 101.1%		1,396,360,362
Other Assets and Liabilities (1.1%)		(15,099,532)

Net Assets 100.0%		$ 1,381,260,830

#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

ADR	American Depository Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
ZAR	South African Rand

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

The following table shows portfolio composition as a percent of total investments as of September 30, 2006:

Financials	18.0%
Mortgage-Backed Securities	14.7%
Information Technology	12.3%
Health Care	11.4%
Consumer Staples	7.0%
Energy	6.8%
Consumer Discretionary	6.7%
Industrials	6.4%
Foreign Bonds-Government	4.5%
Telecommunication Services	2.7%
Utilities	2.2%
U.S. Treasury Obligations	1.6%
Materials	1.5%
Asset-Backed Securities	0.8%
Mutual Fund Shares	0.7%
Cash and Cash Equivalents	2.7%

100.0%

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) by credit quality based on Moody's and Standard & Poor's ratings as of September 30, 2006:

AAA	73.5%
AA	3.8%
A	6.8%
BBB	8.8%
BB	7.1%

100.0%

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) based on effective maturity as of September 30, 2006:

Less than 1 year	4.4%
1 to 3 year(s)	11.5%
3 to 5 years	23.9%
5 to 10 years	44.6%
10 to years	11.4%
20 to years	4.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $1,141,488,933)	$1,359,207,614
Investments in affiliated money market fund, at value (cost $37,152,748)	37,152,748

Total investments	1,396,360,362
Foreign currency, at value (cost $484,392)	487,357
Receivable for securities sold	13,168,423
Receivable for Fund shares sold	207,355
Dividends and interest receivable	5,671,338
Unrealized gains on open forward foreign currency exchange contracts	151,532
Prepaid expenses and other assets	95,592

Total assets	1,416,141,959

Liabilities
Payable for securities purchased	28,290,597
Payable for Fund shares redeemed	3,050,773
Payable for closed forward foreign currency exchange contracts	1,272,463
Unrealized losses on open forward foreign currency exchange contracts	1,377,965
Advisory fee payable	35,560
Distribution Plan expenses payable	40,647
Due to other related parties	304,675
Accrued expenses and other liabilities	508,449

Total liabilities	34,881,129

Net assets	$1,381,260,830

Net assets represented by
Paid-in capital	$1,253,768,378
Overdistributed net investment income	(77,404)
Accumulated net realized losses on investments	(88,886,551)
Net unrealized gains on investments	216,456,407

Total net assets	$1,381,260,830

Net assets consists of
Class A	$932,021,796
Class B	136,036,006
Class C	76,869,531
Class I	236,333,497

Total net assets	$1,381,260,830

Shares outstanding (unlimited number of shares authorized)
Class A	103,698,184
Class B	15,139,687
Class C	8,550,384
Class I	26,395,532

Net asset value per share
Class A	$8.99
Class A - Offering price (based on sales charge of 5.75%)	$9.54
Class B	$8.99
Class C	$8.99
Class I	$8.95

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2006 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $10,168)	$11,042,202
Dividends (net of foreign withholding taxes of $1,831)	9,529,515
Income from affiliate	1,262,550

Total investment income	21,834,267

Expenses
Advisory fee	2,411,562
Distribution Plan expenses
Class A	1,415,989
Class B	774,556
Class C	395,964
Administrative services fee	706,629
Transfer agent fees	1,643,504
Trustees' fees and expenses	10,100
Printing and postage expenses	117,554
Custodian and accounting fees	196,487
Registration and filing fees	32,325
Professional fees	27,180
Other	15,000

Total expenses	7,746,850
Less: Expense reductions	(13,985)
Fee waivers	(248,898)

Net expenses	7,483,967

Net investment income	14,350,300

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	30,455,847
Foreign currency related transactions	(1,257,638)

Net realized gains on investments	29,198,209
Net change in unrealized gains or losses on investments	(18,265,011)

Net realized and unrealized gains or losses on investments	10,933,198

Net increase in net assets resulting from operations	$25,283,498

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006		Year Ended
	(unaudited)		March 31, 2006

Operations
Net investment income		$14,350,300		$27,280,009
Net realized gains on investments		29,198,209		55,259,626
Net change in unrealized gains or
losses on investments		(18,265,011)		44,228,102

Net increase in net assets resulting
from operations		25,283,498		126,767,737

Distributions to shareholders from
Net investment income
Class A		(9,829,503)		(17,979,139)
Class B		(967,792)		(2,788,170)
Class C		(540,736)		(1,082,211)
Class I		(2,835,768)		(5,970,942)

Total distributions to shareholders		(14,173,799)		(27,820,462)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,228,786	10,817,152	3,384,607	29,249,808
Class B	273,244	2,398,125	626,173	5,383,428
Class C	87,139	762,940	269,570	2,306,085
Class I	1,080,006	9,487,932	2,180,115	18,733,171

		23,466,149		55,672,492

Net asset value of shares issued in
reinvestment of distributions
Class A	994,078	8,710,771	1,826,495	15,951,798
Class B	102,179	896,035	296,509	2,577,124
Class C	54,938	482,367	110,618	965,087
Class I	260,752	2,276,150	540,414	4,700,042

		12,365,323		24,194,051

Automatic conversion of Class B
shares to Class A shares
Class A	3,344,246	29,467,145	7,744,024	67,114,747
Class B	(3,347,645)	(29,467,145)	(7,757,236)	(67,114,747)

		0		0

Payment for shares redeemed
Class A	(12,623,609)	(110,782,851)	(26,250,831)	(226,545,952)
Class B	(3,219,416)	(28,269,681)	(9,057,893)	(78,204,772)
Class C	(1,119,491)	(9,829,147)	(2,149,496)	(18,617,364)
Class I	(5,058,400)	(44,222,113)	(11,894,781)	(101,943,108)

		(193,103,792)		(425,311,196)

Net asset value of shares issued in
acquisitions
Class A	0	0	52,817,793	445,590,453
Class B	0	0	27,974,786	235,763,011
Class C	0	0	9,415,539	79,520,476
Class I	0	0	22,847,952	193,082,088

		0		953,956,028

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	September 30, 2006	Year Ended
	(unaudited)	March 31, 2006

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$ (157,272,320)	$ 608,511,375

Total increase (decrease) in net assets	(146,162,621)	707,458,650
Net assets
Beginning of period	1,527,423,451	819,964,801

End of period	$ 1,381,260,830	$ 1,527,423,451

Overdistributed net investment
Income	$ (77,404)	$ (253,905)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Balanced Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.50% of the Fund's gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Balanced Fund, starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its variable annuity counterpart increase.

Tattersall Advisory Group, Inc. ("TAG"), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the fund and is paid by EIMC for its services to the Fund.

Effective July 1, 2006, First International Advisors, Inc. d/b/a Evergreen International Advisors ("FIA"), an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the foreign fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2006, EIMC waived its advisory fee in the amount of $248,898.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended September 30, 2006, the Fund paid brokerage commissions of $125,113 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2006, EIS received $7,981 from the sale of Class A shares and $122,933 and $325 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on June 10, 2005, the Fund acquired the net assets of Evergreen Foundation Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Foundation Fund at an exchange ratio of 2.01, 2.00, 2.00 and 2.02 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $901,038,134.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen Tax Strategic Foundation Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Tax Strategic Foundation Fund at an exchange ratio of 1.94, 1.94, 1.93 and 1.95 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisition were $795,478,650.

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, unrealized appreciation acquired and numbers of shares issued and aggregate net assets of the Fund immediately after each acquisition were as follows:

	Value of Net		Number of	Net Assets of the
Acquired	Assets	Unrealized	Shares	Fund After Each
Fund	Acquired	Appreciation	Issued	Acquisition

Evergreen
Foundation Fund	$857,814,943	$ 87,916,732	45,841,760 Class A	$1,758,853,077
			24,377,864 Class B
			8,364,657 Class C
			22,646,052 Class I

Evergreen Tax
Strategic
Foundation Fund	96,141,085	17,640,369	6,976,033 Class A	891,619,735
			3,596,922 Class B
			1,050,882 Class C
			201,900 Class I

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended September 30, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$271,531,230	$244,738,951	$357,392,571	$329,985,094

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,187,184,176. The gross unrealized appreciation and depreciation on securities based on tax cost was $209,404,206 and $228,020, respectively, with a net unrealized appreciation of $209,176,186.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At September 30, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Receive	September 30, 2006	for U.S. $	Gain (Loss)

10/5/2006	1,507,411,080 JPY	$ 12,818,823	$ 13,320,000	$ (501,177)
10/27/2006	10,862,000 ZAR	1,402,388	1,395,194	7,194

		U.S. Value at		U.S. Value at
Exchange	Contracts	September 30,	In Exchange	September 30,	Unrealized
Date	to Receive	2006	for	2006	Gain (Loss)

10/4/2006	4,381,366 PLN	$ 1,409,993	10,861,977 ZAR	$ 1,405,366	$ 4,627
10/5/2006	492,941,000 JPY	4,191,904	2,232,371 GBP	4,212,532	(20,628)
10/5/2006	8,930,952 GBP	16,852,900	1,973,276,000 JPY	16,780,476	72,424
10/5/2006	1,565,122,000 JPY	13,309,588	7,093,362 GBP	13,385,328	(75,740)
10/5/2006	1,384,526,660 JPY	11,773,830	6,620,000 GBP	12,492,083	(718,253)
11/30/2006	623,762,188 JPY	5,345,055	38,621,133 SEK	5,294,746	50,309
11/30/2006	23,490,000 JPY	201,287	1,451,900 SEK	199,047	2,240
12/21/2006	1,043,985,000 JPY	8,971,278	52,626,843 DKK	9,033,445	(62,167)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Deliver	September 30, 2006	for U.S. $	Gain

10/27/2006	22,347,400 ZAR	$2,885,262	$2,900,000	$14,738

As of March 31, 2006, the Fund had $109,555,926 in capital loss carryovers for federal income tax purposes with $60,979,091 expiring in 2010 and $48,576,835 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers may be limited in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended September 30, 2006, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, TAG, FIA or EIMC, approved the continuation of the Fund's investment advisory agreements. (References below to the "Fund" are to Evergreen Balanced Fund; references to the "funds" are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund's advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. ("Lipper") was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, TAG, and FIA, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds' investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, TAG, FIA and EIMC with applicable laws and regulations and with the funds' and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC, TAG and FIA. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension

ADDITIONAL INFORMATION (unaudited) continued

plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds' transfer agent had received Dalbar's Mutual Fund Service Award for services provided to shareholders and Dalbar's Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, TAG, FIA, and EIMC's affiliates provide a comprehensive investment management service to the funds. They noted that EIMC, TAG and FIA formulate and implement an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC, TAG and FIA were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor devel-

ADDITIONAL INFORMATION (unaudited) continued

opments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds' advisory agreements, that they were satis-fied with the nature, extent, and quality of the services provided by EIMC, TAG and FIA, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had underperformed relative to its Lipper peer group for the one and three year periods ending May 31, 2006. EIMC expressed confidence in its investment strategy and management team for the Fund, and described recent enhancements that it had made to management of the Fund's fixed income exposure.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund's advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568008  rv3  11/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: November 28, 2006